Operating leases and commitments (Tables)	11 Months Ended
Mar. 31, 2015
Operating Leases And Commitments Tables
Future minimum payments	Total future minimum payments required under the new operating lease are as follows.
Year Ending March 31,
2016	$41,800
2017	45,600
2018	45,600
2019	3,800
$136,800